Income Tax (Reconciliation of Income Tax Provision between US Statutory Rate and As Reported for Continuing Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income tax expense benefit continuing operations income tax reconciliation
Tax provision at U.S. statutory rate	$ 3,081	$ 1,418	$ 505
Tax effect of:
Dividend received deduction	(204)	(166)	(162)
Tax-exempt income	(92)	(96)	(94)
Prior year tax	21	75	23
Low income housing tax credits	(209)	(194)	(150)
Other tax credits	(77)	(54)	(28)
Foreign tax rate differential	(118)	(340)	(45)
Goodwill impairment	0	0	408
Deferred tax effects of branch conversions	0	4	(324)
Change in valuation allowance	(3)	30	15
Other, net	66	(16)	(20)
Provision for income tax expense (benefit)	$ 2,465	$ 661	$ 128